INVESTMENT (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Artemis Therapeutics, Inc. [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership interest	14.20%	23.00%	23.00%
Carrying value	$ 0
Underlying net assets	130
Market value	$ 162
Entity Owned [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership interest	14.20%
Artemis Therapeutics, Inc. [Member]
Investments in and Advances to Affiliates [Line Items]
Common stock purchased	198,311	9,915,555	9,915,555
Carrying value		$ 0
Underlying net assets		150
Market value		$ 99